Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Note 6 — Property, plant and equipment
The major classes of property, plant and equipment, at cost, at year end are as follows:

	2010	2009
	(Dollars in thousands)
Land, buildings and leasehold improvements	$217,342	$226,304
Machinery and equipment	351,261	368,484
Computer equipment and software	80,632	78,813
Construction in progress	16,489	14,962

	665,724	688,563
Less: Accumulated depreciation	(378,019)	(371,064)

Property, plant and equipment, net	$287,705	$317,499